Prepaid Lease Payments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Prepaid Lease Payments

	As of December 31
	2017	2018	2018
	RMB’000	RMB’000	US$’000
The Group’s prepaid lease payments comprise were analyzed for reporting purposes as:
Non-current assets	367,024	357,599	52,011
Current assets	9,425	9,425	1,371

	376,449	367,024	53,382

Changes in Prepaid Lease Payments

	As of December 31
	2017	2018	2018
	RMB’000	RMB’000	US$’000
Beginning of the year	385,874	376,449	54,753
Amortization charge for the year	(9,425)	(9,425)	(1,371)

End of the year	376,449	367,024	53,382